Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures (Effect of Cash Flow Hedging Relationships) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrealized losses on derivative instruments	$ (11,292)	$ (8,618)	$ (11,730)	$ (21,965)	$ 19,114
Interest Rate Cap [Member]
Unrealized losses on derivative instruments	(86)	(1,187)	(2,009)	(478)
Interest Rate Swap [Member]
Unrealized losses on derivative instruments	$ (11,206)	$ (7,431)	$ (9,721)	$ (21,487)	$ 19,114